CONSOLIDATED BALANCE SHEET (Parenthetical) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Federal funds sold and securities borrowed or purchased under agreements to resell, at fair value	$ 219,675	$ 242,570
Trading account assets, pledged to creditors	92,123	106,217
Available-for-sale securities, pledged to creditors	10,698	13,808
Held-to-maturity securities, pledged to creditors	3,630	2,974
Loans, net of unearned income	617,617	644,635
Other assets	125,002	122,122
Interest-bearing deposits in U.S. offices	280,234	284,978
Interest-bearing deposits in offices outside the U.S.	416,827	414,471
Federal funds purchased and securities loaned or sold under agreements to repurchase	146,496	173,438
Short-term borrowings	21,079	58,335
Long-term debt	201,275	223,080
Other liabilities	$ 60,147	$ 85,084
Preferred stock, par value (in dollars per share)	$ 1.00	$ 1.00
Preferred stock, authorized shares (in shares)	30,000,000	30,000,000
Preferred stock, issued shares, at aggregate liquidation value (in shares)	668,720	418,720
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, authorized shares (in shares)	6,000,000,000	6,000,000,000
Common stock, issued shares (in shares)	3,099,482,042	3,082,037,568
Treasury stock (in shares)	146,203,311	58,119,993
Consumer
Loans, net of unearned income	$ 325,785	$ 365,943
Corporate
Loans, net of unearned income	291,832	278,692
Fair value
Federal funds sold and securities borrowed or purchased under agreements to resell, at fair value	137,964	144,191
Non-marketable equity securities, pledged to creditors	2,088	2,758
Other assets	6,121	7,762
Interest-bearing deposits in U.S. offices	923	994
Interest-bearing deposits in offices outside the U.S.	667	690
Federal funds purchased and securities loaned or sold under agreements to repurchase	36,843	36,725
Short-term borrowings	1,207	1,496
Long-term debt	25,293	26,180
Other liabilities	1,624	1,776
Fair value | Consumer
Loans, net of unearned income	34	43
Fair value | Corporate
Loans, net of unearned income	$ 4,971	$ 5,858